Segmentation of key figures (Details 3) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net operating assets	$ 69,390	$ 94,876
Property, plant and equipment	12,290	15,696
Goodwill	26,533	35,294
Intangible assets other than goodwill	27,221	38,719
Innovative Medicines
Disclosure of operating segments [line items]
Net operating assets	55,271	53,999
Property, plant and equipment	9,701	10,098
Goodwill	18,698	18,551
Intangible assets other than goodwill	25,443	26,042
Sandoz
Disclosure of operating segments [line items]
Net operating assets	14,160	13,951
Property, plant and equipment	2,062	2,159
Goodwill	7,828	7,837
Intangible assets other than goodwill	1,727	1,875
Corporate
Disclosure of operating segments [line items]
Property, plant and equipment	527	561
Goodwill	7	7
Intangible assets other than goodwill	$ 51	123
Alcon [member]
Disclosure of operating segments [line items]
Net operating assets		24,000
Property, plant and equipment		2,900
Goodwill		8,900
Intangible assets other than goodwill		$ 10,700